FAIR VALUE MEASUREMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Assets Measured on Nonrecurring Basis [Abstract]
Impairment charge	$ 16,000	[1]	$ 0	[1]	$ 0	[1]
LIABILITIES [Abstract]
Ownership percentage of investments not estimated at fair value (in hundredths)	50.00%
Carrying Amount [Member]
ASSETS [Abstract]
Cash and cash equivalents	222,215		34,096
Restricted cash (current and noncurrent portion)	7,432		8,302
LIABILITIES [Abstract]
Long term financial debt (current and non-current portion - Note 5)	517,552	[2]	512,993	[2]
Estimated Fair Value [Member]
ASSETS [Abstract]
Cash and cash equivalents	222,215		34,096
Restricted cash (current and noncurrent portion)	7,432		8,302
LIABILITIES [Abstract]
Long term financial debt (current and non-current portion - Note 5)	517,595	[2]	468,393	[2]
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Current Liabilities [Abstract]
-Interest rate collar (included in other liabilities)	0
-Interest rate swap (included in other liabilities)	0
Noncurrent Liabilities [Abstract]
-Interest rate collar (included in other liabilities)	0
-Interest rate swap (included in other liabilities)	0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Current Liabilities [Abstract]
-Interest rate collar (included in other liabilities)	722
-Interest rate swap (included in other liabilities)	348
Noncurrent Liabilities [Abstract]
-Interest rate collar (included in other liabilities)	1,235
-Interest rate swap (included in other liabilities)	791
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Current Liabilities [Abstract]
-Interest rate collar (included in other liabilities)	0
-Interest rate swap (included in other liabilities)	0
Noncurrent Liabilities [Abstract]
-Interest rate collar (included in other liabilities)	0
-Interest rate swap (included in other liabilities)	0
Fair Value, Measurements, Nonrecurring [Member] | Level 1 [Member]
Assets Measured on Nonrecurring Basis [Abstract]
Vessels and equipment held and used	0
Fair Value, Measurements, Nonrecurring [Member] | Level 2 [Member]
Assets Measured on Nonrecurring Basis [Abstract]
Vessels and equipment held and used	0
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Assets Measured on Nonrecurring Basis [Abstract]
Vessels and equipment held and used	$ 7,380

[1]	Operating expenses included $2,753, $4,622 and $1,542 in 2012, 2011 and 2010, respectively, from related parties.
[2]	The fair value of long term financial debt is measured using Level 2 fair value inputs.